DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Mar. 31, 2016
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(1)DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

Description of Business and Organization

ATA Inc. (the “Company”), through its wholly-owned subsidiaries, ATA Testing Authority (Holdings) Limited (“ATA BVI”), Xing  Wei Institute (Hong  Kong) Limited (“Xing Wei”), ATA Testing Authority (Beijing) Limited (“ATA Testing”), Beijing JinDiXin Software Technology Limited (“Beijing JDX”), ATA Learning (Beijing) Inc. (“ATA Learning”), Zhong Xiao Zhi Xing Education Technology Company Limited (“Zhongxiao Zhixing”), and ATA Online (Beijing) Education Technology Limited (“ATA Online”) (collectively, referred to as the “Group”), provides computer-based testing services, online education services and other related services in the People’s Republic of China (the “PRC”). Prior to May 20, 2015, the Group had no legal ownership interest in ATA Online but had control over ATA Online through a series of contractual agreements as further in note 2(v) below.

Significant Concentrations and Risks

The Group is subject to the following significant concentration and risks:

Country risk

The Group is subject to special risks associated with the PRC. These include risks associated with, among others, the political, economic, legal and social environment in the PRC, including the relative difficulty of protecting and enforcing intellectual property rights in the PRC. The interpretation and application of current or proposed requirements and regulations may have an adverse effect on the Group’s business, financial condition and results of operations. In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for over three decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. Any change in PRC government policies and regulations affecting the education and testing service industry may have a negative impact on the Group’s operating results and financial condition.

Revenue concentration

For the years ended March 31, 2014, 2015 and 2016, RMB250.3 million, RMB246.2 million and RMB301.5 million, representing 65.1%, 70.3% and 72.3% of the Group’s net revenues, respectively, were generated from service fees from Chinese government controlled entities including governmental agencies, educational institutions and industry associations controlled by the PRC government. The demand for the Group’s products and services by these agencies, institutions and associations is affected by government budgetary cycles, funding availability and government policies. Funding reductions, reallocations or delays could adversely impact demand for the Group’s products and services or reduce the fees these customers are willing to pay for the Group’s products and services.

Net revenues from customers that individually exceeded 10% of the Group’s net revenues are as follows:

	Year Ended March 31,
	2014		2015		2016
	RMB	%	RMB	%	RMB	%

The Chinese Institute of Certified Public Accountants	61,654,948	16.0%	64,944,327	18.5%	76,485,306	18.3%
Securities Association of China	64,057,268	16.7%	66,847,350	19.1%	67,045,689	16.1%
China Banking Association	67,516,046	17.6%	64,169,577	18.3%	61,190,087	14.7%

Accounts receivable, net from customers, that individually exceeded 10% of the Group’s accounts receivable, net are as follows:

	March 31,
	2015		2016
	RMB	%	RMB	%
Asset Management Association of China	—	—	13,243,230	26.2%
The Chinese Institute of Certified Public Accountants	—	—	6,069,096	12.0%
Securities Association of China	21,601,986	44.9%	—	—

Concentration of cash and cash equivalents balances held at financial institutions

Cash and cash equivalents balances include deposits in:

	March 31,
	2015	2016
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	190,964,354	236,843,121
— Denominated in United Stated Dollars (“USD”)	721	723

Total cash and cash equivalents balances held at mainland PRC financial institutions	190,965,075	236,843,844

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	43,214,291	—
— Denominated in Hong Kong Dollar	33,442	20,873
— Denominated in USD	5,973,846	10,502,056
— Denominated in Great Britain Pound	108,717	300,964

Total cash balances held at HKSAR financial institutions	49,330,296	10,823,893

Total cash and cash equivalents balances held at financial institutions	240,295,371	247,667,737

The bank deposits with financial institutions in the PRC are insured by the government authority up to RMB500,000. The bank deposits with financial institutions in the HK SAR are insured by the government authority up to HK$500,000. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the PRC and HK SAR with acceptable credit rating.